Fair Value Measurements (Details) (Recurring [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments			6,481,205
LIABILITIES:
Total warrant liability	445,075	1,616,325	937,000
Common stock warrant [Member]
LIABILITIES:
Total warrant liability		1,616,325	937,000
Warrant Liability [Member]
LIABILITIES:
Total warrant liability	445,075	1,616,325
U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments			3,506,205
Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments			2,975,000
Level 1 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments			6,481,205
LIABILITIES:
Total warrant liability
Level 1 [Member] | Common stock warrant [Member]
LIABILITIES:
Total warrant liability
Level 1 [Member] | Warrant Liability [Member]
LIABILITIES:
Total warrant liability
Level 1 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments			3,506,205
Level 1 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments			2,975,000
Level 2 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
LIABILITIES:
Total warrant liability
Level 2 [Member] | Common stock warrant [Member]
LIABILITIES:
Total warrant liability
Level 2 [Member] | Warrant Liability [Member]
LIABILITIES:
Total warrant liability
Level 2 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 2 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 3 [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
LIABILITIES:
Total warrant liability	445,075	1,616,325	937,000
Level 3 [Member] | Common stock warrant [Member]
LIABILITIES:
Total warrant liability		1,616,325	937,000
Level 3 [Member] | Warrant Liability [Member]
LIABILITIES:
Total warrant liability	445,075	1,616,325
Level 3 [Member] | U.S. government securities [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments
Level 3 [Member] | Certificates of deposit [Member]
Cash equivalents:
Total cash equivalents
Short-term investments:
Total short-term investments